Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer Segment	Dec. 31, 2023 USD ($)	Jan. 24, 2025 USD ($)	Dec. 31, 2024 GBP (£) Integer
Property, Plant and Equipment [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 3,450,000		$ 3,137,000	$ 3,378,000
Cash, Uninsured Amount			$ 2,800,000
Number of Operating Segments | Segment			1
Number of Countries in which Entity Operates | Integer			2			2
Revenue from Contract with Customer, Including Assessed Tax		$ 29,000	$ 43,000	420,000
Revenue, Remaining Performance Obligation, Amount			0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 0			0
Substantial Doubt about Going Concern, within One Year [true false]	true
Other Comprehensive Income (Loss), Tax	$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax			$ (891,000)	$ (908,000)	$ 900,000
Director [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount			$ 250,000
[custom:CashFinancialServicesCompensationSchemeInsuredAmount-0] | £						£ 85,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Maximum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years			5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Minimum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years			3 years